S000062249 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	78 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.30%
Bloomberg U.S. Intermediate Credit Index
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	1.39%	2.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	1.50%	3.44%
Performance Inception Date			Jun. 29, 2018
Class M
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	1.28%	3.23%
Performance Inception Date			Jun. 29, 2018
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.66%	(1.31%)	0.30%
Performance Inception Date			Jun. 29, 2018
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	(0.10%)	1.25%
Performance Inception Date			Jun. 29, 2018